BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 25, 2021
Business Acquisitions Accounted for Using Purchase Method

We completed the following business combinations in fiscal 2021 and 2020, which were accounted for using the purchase method (in thousands).

				Net
Company	Acquisition		Intangible	Tangible	Operating
Name	Date	Purchase Price	Assets	Assets	Segment
	December 20, 2021	$20,854 cash paid for 100% stock purchase	$11,481	$9,373	Industrial
Advantage Labels & Packaging, Inc. (Advantage)

Based in Grand Rapids, Michigan, Advantage provides blank and customized labels, printers, label applicators and other packaging supplies. Key industries served by the company include beer and beverage; body armor; food production and processing; greenhouse and nursery; hobby and craft; manufacturing; and automotive. The company had trailing 12-month sales through November 2021 of approximately $19.8 million.

	November 22, 2021	$11,155 cash paid for 70% stock purchase	$9,106	$2,049	Other
Ficus Pax Private Limited (Ficus)

Headquartered in Bangalore, India, Ficus manufactures mixed-material cases and crates, nail-less plywood boxes, wooden pallets and other packaging products through 10 facilities located in major industrial markets throughout southern India. Ficus also owns a majority stake in Wadpack, a manufacturer of corrugated fiber board containers, corrugated pallets and display solutions. The company had trailing 12-month sales through August 2021 of approximately $39 million USD.

	November 1, 2021	$5,984 cash paid for 100% asset purchase and estimated contingent consideration	$5,681	$303	Other
Boxpack Packaging (Boxpack)

Based near Melbourne, Australia, Boxpack specializes in flexographic and lithographic cardboard packaging, using the latest CAD design and finishing techniques. Boxpack serves multiple industries, including food and beverage, confectionary, pharmaceutical, industrial and agricultural. The company had trailing 12-month sales through June 30, 2021, of $8.2 million AUD.

	September 27, 2021	$6,443 cash paid for 100% asset purchase and estimated contingent consideration	$4,039	$2,404	Construction
Shelter Products, Inc. (Shelter)

Based in Haleyville, Alabama, Shelter operates its distribution and logistics business from an 87,800 sq.-ft. warehouse that specializes in manufactured housing industry customers. Shelter’s facility is adjacent to a UFP manufacturing facility that supplies trusses to manufactured housing builders, and the proximity will enable additional operational synergies. The Company had sales of approximately $11.4 million in 2020.

	April 29, 2021	$10,129 cash paid for 100% asset purchase	$7,099	$3,030	Construction
Endurable Building Products, LLC (Endurable)

Based near Minneapolis, Minnesota, Endurable is a leading manufacturer of customized structural aluminum systems and products for exterior purposes, such as deck framing, balconies, sunshades, railings and stairs. The company’s trademarked alumiLAST aluminum deck and balcony systems are known for their low-maintenance design and ease of installation. Endurable serves general contractors in the multifamily market throughout the U.S. and had sales of approximately $15 million in 2020.

	April 19, 2021	$8,549 cash paid for 100% asset purchase	$1,526	$7,023	Retail
Walnut Hollow Farm, Inc.

Walnut Hollow Farm, located in Wisconsin, is engaged in the business of designing, manufacturing, selling, and distributing wood products, tools, and accessories for the craft and hobby, outdoor sportsman art, personalized home décor, and hardware categories, with sales of approximately $11.6 million in 2020.

				Net
Company	Acquisition		Intangible	Tangible	Operating
Name	Date	Purchase Price	Assets	Assets	Segment
	April 12, 2021	$153,462 cash paid for 100% asset purchase	$—	$153,462	Retail
Spartanburg Forest Products, Inc.

Headquartered in Greer, South Carolina, Spartanburg Forest Products and its affiliates are a premier wood treating operation in the U.S., with approximately 150 employees and operations in five states. Its affiliates include Appalachian Forest Products, Innovative Design Industries, Blue Ridge Wood Preserving, Blue Ridge Wood Products, and Tidewater Wood Products and had combined sales of approximately $543.0 million in 2020.

	March 1, 2021	$4,724 cash paid for 100% asset purchase and estimated contingent consideration	$4,264	$460	Other
J.C. Gilmore Pty Ltd (Gilmores)

Founded in 1988 and operating from its distribution facility in Port Melbourne, Australia, Gilmores is a leading distributor in the industrial and construction industries of packaging tapes, stretch films, packaging equipment, strapping, construction protection products and other items, with 2020 sales of $15 million AUD ($10 million USD).

	December 28, 2020	$259,011 cash paid for 100% stock purchase	$79,917	$179,094	Retail/Industrial
PalletOne, Inc. (PalletOne)

Based in Bartow, Florida, PalletOne is a leading manufacturer of new pallets in the U.S., with 17 pallet manufacturing facilities in the southern and eastern regions of the country. The company also supplies other specialized industrial packaging, including custom bins and crates, and its Sunbelt Forest Products (Sunbelt) subsidiary operates five pressure-treating facilities in the Southeastern U.S. PalletOne and its affiliates had 2020 sales of $698 million.

	November 10, 2020	$21,268 cash paid for 100% asset purchase	$11,923	$9,345	Construction
Atlantic Prefab, Inc.; Exterior Designs, LLC; and Patriot Building Systems, LLC

Based in Wilton, New Hampshire, Atlantic Prefab produces prefabricated steel wall panels and light gauge metal trusses. The company’s steel component and prefinished wall panel lines are new, value-added product additions for UFP Construction that help shorten project timelines. Exterior Designs is a leading installer of siding and exterior cladding such as fiber cement, ACM (aluminum composite material) panels, phenolic panels, and EIFS (exterior insulation and finish systems). The company is based in Londonderry, New Hampshire, and serves commercial and multi-family clients throughout the Northeast. Also based in Londonderry, Patriot Building Systems provides commercial and multi-family framing services in the Northeast and will focus on markets not currently served by companies of UFP Industries. The companies had combined annual sales of approximately $28 million.

	October 1, 2020	$5,936 cash paid for 100% stock purchase	$5,222	$714	Retail
Fire Retardant Chemical Technologies, LLC (FRCT)

Founded in 2014 and based in Matthews, North Carolina, FRCT’s business includes a research and development laboratory specializing in developing and testing a wide range of high-performance chemicals, including fire retardants and water repellants. The company had annual sales of approximately $6.4 million.

				Net
Company	Acquisition		Intangible	Tangible	Operating
Name	Date	Purchase Price	Assets	Assets	Segment
	September 30, 2020	$3,475 cash paid for 50% stock purchase and estimated contingent consideration	$7,267	$(1,369)	Other
Enwrap Logistic & Packaging S.r.l. (Enwrap)

Enwrap is a newly formed company dedicated to the logistics and packaging business of its predecessor, Job Service S.p.A. Headquartered in Milan, Italy, Enwrap provides high-value, mixed material industrial packaging and logistics services through eight locations in Italy. These locations generated annual sales of approximately $14 million.

	July 14, 2020	$18,496 cash paid for 100% asset purchase and estimated contingent consideration	$12,458	$6,038	Industrial
T&R Lumber Company (T&R)

A manufacturer and distributor of a range of products used primarily by nurseries, including plastic growing containers, pots and trays; wooden stakes; trellises; tree boxes; shipping racks; and other nursery supplies based in Rancho Cucamonga, California. T&R had annual sales of approximately $31 million. The acquisition of T&R will allow us to leverage their expertise using our national manufacturing capacity to grow our agricultural product offerings and customer base across the country.

	March 13, 2020	$22,951 cash paid for 100% asset purchase and estimated contingent consideration	$20,262	$2,689	Construction
Quest Design & Fabrication and Quest Architectural Millwork (Quest)

A designer, fabricator, and installer of premium millwork and case goods for a variety of commercial uses. Quest had annual sales of approximately $22 million. The acquisition of Quest expands our architectural millwork capabilities and expertise in our commercial construction business unit, and will allow us to use our national manufacturing capacity to grow and diversify our sales to this end market

Acquired Intangible Assets

At December 25, 2021, the amounts assigned to major intangible classes for the business combinations mentioned above are as follows (in thousands):

	Non-							Intangibles -
	Compete		Customer					Tax
	Agreements	Patents	Relationships		Tradename	Goodwill		Deductible
Advantage	$—	$—	$—		$—	$11,481	*	$11,481
Ficus	—	—	—		—	8,889	*	8,889
Boxpack	—	—	2,694	*	—	1,978	*	4,672
Shelter	—	—	2,019	*	—	2,020	*	4,039
Endurable	—	—	4,617	*	—	2,482	*	7,099
Walnut Hollow	—	—	1,263	*	—	263	*	1,526
Gilmores	—	—	1,938	*	—	1,938	*	3,876
PalletOne	—	—	18,089		17,450	44,378		79,917
Atlantic Prefab	417	—	1,620		150	1,356		3,543
Exterior Designs	667	—	2,592		240	2,241		5,740
Patriot Building Systems	306	—	1,188		110	1,036		2,640
FRCT	1,090	—	1,960		210	1,962		5,222
Enwrap	790	1,293	558		474	3,705		6,820
T&R	600	—	5,000		2,600	4,258		12,458
Quest	—	—	10,318		1,903	8,041		20,262

*(estimate)